Note 16 - Basic and Diluted Net Income Per Common Share (Details) - Earnings Per Share Basic and Diluted - ¥ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share, Basic and Diluted [Abstract]
Basic net income attributable to Internet Initiative Japan Inc. per common share	¥ 72.31	¥ 100.26	¥ 130.76
Diluted net income attributable to Internet Initiative Japan Inc. per common share	¥ 72.20	¥ 100.14	¥ 130.65